STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL WITH AVERAGE ASSUMPTIONS

During the year ended December 31, 2021, the Company granted options to purchase common stock to officers and non-management directors. The options were valued using the Black-Scholes option pricing model with the following average assumptions:

	December 31 2021	December 31 2020
Expected volatility	44.8% - 124.4%	199.2% - 223.2%
Risk-free interest rate	0.9% - 1.75%	0.28% - 0.38%
Stock price on date of grant	$0.0004 - $0.008	$0.0009 - $0.0014
Dividend yield	0.00%	0.00%
Expected term	10 years	5 - 10 years

SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	119,917,140	$0.0025	3.6
Issued	2,981,079	0.0010	-
Exercised	(117,046,100)	-	-
Expired	(252,000)	0.065
Forfeited	(691,340)	0.058	-
Outstanding and vested, December 31, 2021	4,908,779	$0.011	2.74	$19,675

The following table reflects all outstanding and exercisable preferred stock options as at December 31, 2021. All preferred stock options immediately vest and are exercisable for a period of ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	-	$-	-
Issued	36,000	0.10	9.44
Outstanding and vested, December 31, 2021	36,000	$0.10	9.44	$2,732,400

SCHEDULE OF WARRANT ACTIVITY

The following table reflects all outstanding and exercisable warrants at December 31, 2021. All warrants are exercisable for a period of nine months to four years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)
Outstanding, January 1, 2021	306,770,000	$0.0016
Warrants issued	319,701,820	0.0153
Warrants exercised	(306,770,000)	0.0016
Warrants expired	(15,000,000)	0.0125
Outstanding and vested, December 31, 2021	304,701,820	$0.0153	1.97